Summary Prospectus	February 26, 2016
Invesco Macro International Equity Fund
Class: A (VZMAX), C (VZMCX), R (VZMRX), Y (VZMYX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information - Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	0.94%	0.94%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses	7.81	7.81	7.81	7.81

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	9.01	9.76	9.26	8.76

Fee Waiver and/or Expense Reimbursement[2]	7.58	7.58	7.58	7.58

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43	2.18	1.68	1.18

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.43%, 2.18%, 1.68% and 1.18%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired
Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$688	$2,381	$3,942	$7,327

Class C	$321	$2,134	$3,869	$7,533

Class R	$171	$2,004	$3,684	$7,296

Class Y	$120	$1,871	$3,493	$7,044

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$688	$2,381	$3,942	$7,327

Class C	$221	$2,134	$3,869	$7,533

Class R	$171	$2,004	$3,684	$7,296

Class Y	$120	$1,871	$3,493	$7,044

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will attempt to achieve its objective primarily through investments in equity securities, derivative instruments and cash.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities
1                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-1

and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock.
The Fund generally will seek to maintain equity exposure by owning stocks equal to approximately 85–95% of the Fund’s assets. However, the Fund’s net equity exposure may vary between approximately 55% and 125% of the Fund’s assets, depending on Invesco Advisers, Inc.’s (Invesco or the Adviser) short-term and long-term views of whether the particular equity markets in which the Fund invests are attractive or not. Equity exposure greater than or less than the Fund’s equity exposure through owning stocks will generally be achieved through investments in equity-related futures and other derivatives. The Fund’s assets that are not invested in equities or derivatives will be held in cash or cash equivalent instruments, including affiliated money market funds. The larger the value of the Fund’s derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The Fund may hold up to 100% of its assets in securities of issuers located in foreign countries, including emerging markets countries (i.e., those that are in the early stages of their industrial cycles). The Fund may invest in companies of any market capitalization.
The investment team employs a three-step investment and portfolio construction process.
In the first step, the portfolio managers seek to obtain core equity exposure by investing in companies included in indices with alternative weighting schemes (sometimes referred to as “smart beta” indices). These indices are currently created and maintained by third-party index providers and differ from traditional, market capitalization-based indices in that they use equal weighting, low volatility or other methodologies to determine the stocks included in the indices and the weights of individual stocks within the indices. The management team intends to invest in companies in approximately the same proportion as they are represented in the smart beta indices that the management team determines are representative of the equity markets in which the Fund seeks to invest. Different portions or “sleeves” of the Fund will seek to track different smart beta indices to achieve what the management team believes is appropriate diversification.
The second step seeks to determine whether individual equity markets are attractively priced relative to fundamentals. The management team uses a proprietary fundamental methodology in determining individual equity market valuations. The investment approach focuses on four concepts: absolute valuation, relative valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to a region or country’s equity market by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to a region or country’s equity market strategic assets when the balance of these concepts is negative.
In the third step, the portfolio managers actively adjust portfolio positions to reflect the near-term environment while remaining consistent with what they believe is an optimized portfolio structure. The portfolio managers set controlled ranges around these tactical, near-term adjustments in order to maintain what they believe is an optimal long-term allocation. The tactical ranges differ for each equity market based on the management team’s estimates of risk for each such market.
The Fund may hold long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. A short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives may be greater than other mutual funds. The derivatives in which the Fund will invest will include but are not limited to equity-related futures contracts, swap agreements, such as total return swaps, and forward foreign currency contracts.
Futures contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.
Swap contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.
Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategies.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and
2                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-1

the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. The portfolio managers’ use of derivative instruments that provide economic leverage may increase the volatility of the Fund’s net asset value, which may increase the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will likely underperform the broader equity markets in which the Fund invests during market rallies when the Fund’s equity exposure is less than 100% of the Fund’s assets. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Best Quarter (ended June 30, 2014): 5.77%
Worst Quarter (ended September 30, 2015): -13.24%
Average Annual Total Returns (for the periods ended December 31, 2015)
	1 Year	Since Inception
Class A shares: Inception (12/17/2013)
Return Before Taxes	-14.44%	-8.46%
Return After Taxes on Distributions	-14.70	-8.93
Return After Taxes on Distributions and Sale of Fund Shares	-7.97	-6.41

Class C shares: Inception (12/17/2013)	-11.04	-6.59

Class R shares: Inception (12/17/2013)	-9.68	-6.12

Class Y shares: Inception (12/17/2013)	-9.23	-5.66

MSCI All Country World ex-U.S. Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 12/31/2013)	-5.66	-4.77

Lipper International Large-Cap Core Funds Index (from 12/31/2013)	-3.21	-4.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2013

Chris Devine	Portfolio Manager	2013

Scott Hixon	Portfolio Manager	2013

Christian Ulrich	Portfolio Manager	2013

Scott Wolle	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
3                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-1

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed as ordinary income when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
4                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-1

Summary Prospectus	February 26, 2016
Invesco Macro International Equity Fund
Class: R5 (VZMFX), R6 (VZMSX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	7.77	7.77

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	8.72	8.72

Fee Waiver and/or Expense Reimbursement[1]	7.54	7.54

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18	1.18

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.18% of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$120	$1,864	$3,481	$7,024

Class R6	$120	$1,864	$3,481	$7,024

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will attempt to achieve its objective primarily through investments in equity securities, derivative instruments and cash.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock.
The Fund generally will seek to maintain equity exposure by owning stocks equal to approximately 85–95% of the Fund’s assets. However, the Fund’s net equity exposure may vary between approximately 55% and 125% of the Fund’s assets, depending on Invesco Advisers, Inc.’s (Invesco or the Adviser) short-term and long-term views of whether the particular equity markets in which the Fund invests are attractive or not. Equity exposure greater than or less than the Fund’s equity exposure through owning stocks will generally be achieved through investments in equity-related futures and other derivatives. The Fund’s assets that are not invested in equities or derivatives will be held in cash or cash equivalent instruments, including affiliated money market funds. The larger the value of the Fund’s derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The Fund may hold up to 100% of its assets in securities of
1                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-2

issuers located in foreign countries, including emerging markets countries (i.e., those that are in the early stages of their industrial cycles). The Fund may invest in companies of any market capitalization.
The investment team employs a three-step investment and portfolio construction process.
In the first step, the portfolio managers seek to obtain core equity exposure by investing in companies included in indices with alternative weighting schemes (sometimes referred to as “smart beta” indices). These indices are currently created and maintained by third-party index providers and differ from traditional, market capitalization-based indices in that they use equal weighting, low volatility or other methodologies to determine the stocks included in the indices and the weights of individual stocks within the indices. The management team intends to invest in companies in approximately the same proportion as they are represented in the smart beta indices that the management team determines are representative of the equity markets in which the Fund seeks to invest. Different portions or “sleeves” of the Fund will seek to track different smart beta indices to achieve what the management team believes is appropriate diversification.
The second step seeks to determine whether individual equity markets are attractively priced relative to fundamentals. The management team uses a proprietary fundamental methodology in determining individual equity market valuations. The investment approach focuses on four concepts: absolute valuation, relative valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to a region or country’s equity market by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to a region or country’s equity market strategic assets when the balance of these concepts is negative.
In the third step, the portfolio managers actively adjust portfolio positions to reflect the near-term environment while remaining consistent with what they believe is an optimized portfolio structure. The portfolio managers set controlled ranges around these tactical, near-term adjustments in order to maintain what they believe is an optimal long-term allocation. The tactical ranges differ for each equity market based on the management team’s estimates of risk for each such market.
The Fund may hold long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. A short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives may be greater than other mutual funds. The derivatives in which the Fund will invest will include but are not limited to equity-related futures contracts, swap agreements, such as total return swaps, and forward foreign currency contracts.
Futures contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.
Swap contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests.
Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategies.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. The portfolio managers’ use of derivative instruments that provide economic leverage may increase the volatility of the Fund’s net asset value, which may increase the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will likely underperform the broader equity markets in which the Fund invests during market rallies when the Fund’s equity exposure is less than 100% of the Fund’s assets. Such underperformance could be significant during sudden or significant market rallies. Additionally, legislative, regulatory, or tax developments may
2                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-2

adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Best Quarter (ended June 30, 2014): 5.87%
Worst Quarter (ended September 30, 2015): -13.23%
Average Annual Total Returns (for the periods ended December 31, 2015)
	1 Year	Since Inception
Class R5 shares: Inception (12/17/2013)
Return Before Taxes	-9.23%	-5.66%
Return After Taxes on Distributions	-9.56	-6.21
Return After Taxes on Distributions and Sale of Fund Shares	-4.96	-4.32

Class R6 shares: Inception (12/17/2013)	-9.23	-5.66

MSCI All Country World ex-U.S. Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 12/31/2013)	-5.66	-4.77

Lipper International Large-Cap Core Funds Index (from 12/31/2013)	-3.21	-4.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2013

Chris Devine	Portfolio Manager	2013

Scott Hixon	Portfolio Manager	2013

Christian Ulrich	Portfolio Manager	2013

Scott Wolle	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed as ordinary income when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Macro International Equity Fund
invesco.com/usMIE-SUMPRO-2